Schedule of Investments ─ IQ MacKay Municipal Insured ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.3%

Alabama — 1.8%
Alabama Community College System, Revenue Bonds
Insured: BAM
3.000%, due 6/1/25	$260,000	$273,334
4.000%, due 6/1/26	150,000	165,982
Alabaster Board of Education, Special Tax
Series A Insured: AGM
5.000%, due 9/1/25	100,000	109,296
Bibb County Board of Education, Special Tax
Series B Insured: BAM
4.000%, due 4/1/35	425,000	487,237
4.000%, due 4/1/37	460,000	525,990
Black Belt Energy Gas District, Revenue Bonds
Series C-2
0.410% (Municipal Swap Index + 0.35%), due 10/1/52(a)	2,500,000	2,485,849
City of Russellville AL, General Obligation Bonds
Series B Insured: AGM
4.000%, due 12/1/28	390,000	451,282
City of Troy AL, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/24	500,000	543,241
County of Dallas AL, General Obligation Bonds
Series B Insured: AGM
2.340%, due 5/1/26	305,000	276,330
Phenix City Board of Education, Special Tax
Insured: BAM
4.000%, due 8/1/37	1,500,000	1,721,407
University of West Alabama, Revenue Bonds
Insured: AGM
4.000%, due 1/1/41	350,000	385,142
Warrior River Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/43	1,000,000	1,112,302
		8,537,392
Arizona — 0.8%
Arizona Industrial Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/34	250,000	278,239
4.000%, due 6/1/39	455,000	503,148
5.000%, due 6/1/33	350,000	418,262
Mohave County Unified School District No 20 Kingman, General Obligation Bonds
Insured: BAM
4.000%, due 7/1/22	2,145,000	2,175,996
Student & Academic Services LLC, Revenue Bonds
Insured: BAM
5.000%, due 6/1/26	195,000	211,428
		3,587,073
Arkansas — 0.4%
Arkansas Development Finance Authority, Revenue Bonds
Insured: AMBAC
2.210%, due 7/1/30(b)	1,000,000	830,927
City of West Memphis AR Public Utility System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/22	600,000	604,189
4.000%, due 12/1/23	100,000	105,231
4.000%, due 12/1/24	125,000	134,369
4.000%, due 12/1/27	175,000	196,894
County of Sharp AR, Revenue Bonds
Insured: BAM
3.000%, due 3/1/34	195,000	199,982
		2,071,592
California — 10.4%
Abag Finance Authority for Nonprofit Corps, Special Tax
Series A Insured: AGM
5.000%, due 9/2/34	175,000	205,118
Antioch Unified School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/22	150,000	153,303
Baldwin Park Unified School District, General Obligation Bonds
Insured: NATL
1.260%, due 8/1/23(b)	300,000	294,423
Bassett Unified School District, General Obligation Bonds
Series C Insured: NATL
2.600%, due 8/1/35(b)	165,000	116,469
Beaumont Public Improvement Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/25	575,000	650,407
California Educational Facilities Authority, Revenue Bonds
Series A Insured: NATL
1.030%, due 10/1/23(b)	875,000	860,153
California Municipal Finance Authority, Certificates of Participation
Insured: AGM
5.000%, due 6/1/26	350,000	400,504
California Municipal Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 5/15/37	1,175,000	1,347,483
5.000%, due 5/15/43	250,000	294,291
Ceres Unified School District, General Obligation Bonds
Series A Insured: AGM
1.580%, due 8/1/25(b)	200,000	189,257
City of El Cerrito CA, Revenue Bonds
Insured: NATL
5.000%, due 5/1/26	260,000	292,440
5.000%, due 5/1/28	355,000	411,283
5.000%, due 5/1/36	325,000	373,541
City of Lincoln CA, Special Tax
Insured: AGM
5.000%, due 9/1/34	525,000	623,033
City of Susanville CA Natural Gas Revenue, Revenue Bonds
Insured: AGM
4.000%, due 6/1/45	1,325,000	1,506,292
Clovis Unified School District, General Obligation Bonds
Series A Insured: NATL
1.850%, due 8/1/27(b)	335,000	302,713

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Coachella Valley Unified School District, General Obligation Bonds
Series D Insured: AGM
5.000%, due 8/1/37	$450,000	$460,161
Compton Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 6/1/33	250,000	275,877
Davis Joint Unified School District, General Obligation Bonds
Insured: BAM
3.000%, due 8/1/43	1,250,000	1,295,096
Dixon Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/37	570,000	695,157
El Centro Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
5.000%, due 11/1/26	485,000	563,112
Garden Grove Agency Community Development Successor Agency, Tax Allocation
Insured: BAM
5.000%, due 10/1/27	250,000	274,150
Guadalupe Union School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,096,983
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	1,750,000	1,983,850
Hemet Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/40	600,000	648,469
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/31	430,000	491,822
4.000%, due 6/1/41	900,000	1,013,426
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.990%, due 8/1/31(b)	155,000	119,242
La Mirada Redevelopment Agency Successor Agency, Tax Allocation
Insured: NATL
1.640%, due 8/15/25(b)	1,000,000	943,910
Lancaster Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 6/1/44	995,000	1,129,316
Local Public Schools Funding Authority School Improvement District No 2016-1, General Obligation Bonds
Series A Insured: BAM
3.000%, due 8/1/36	645,000	674,410
Los Angeles County Schools, Certificates of Participation
Series A Insured: AGM
5.000%, due 6/1/25	500,000	542,967
Los Nietos School District, General Obligation Bonds
Series A Insured: BAM
3.400%, due 8/1/43(b)	1,045,000	554,809
3.600%, due 8/1/45(b)	1,500,000	735,385
Lynwood Unified School District, Certificates of Participation
Insured: AGM
5.000%, due 10/1/23	285,000	303,511
Madera County Public Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/37	945,000	1,093,016
Manteca Unified School District, General Obligation Bonds
Insured: NATL
1.560%, due 8/1/25(b)	575,000	544,492
Merced Irrigation District, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/24	250,000	275,696
Napa Valley Unified School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,101,228
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/39	1,040,000	1,072,923
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
2.090%, due 8/1/29(b)	390,000	333,601
Oxnard School District, General Obligation Bonds
Series A Insured: NATL
5.750%, due 8/1/30	300,000	309,000
Palmdale Elementary School District, Special Tax
Insured: AGM
2.630%, due 8/1/36(b)	1,250,000	855,624
Paramount Unified School District, General Obligation Bonds
Insured: BAM
0.870%, due 8/1/48(b)	1,480,000	255,308
Ripon Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 11/1/36	835,000	960,001
River Islands Public Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/40	1,500,000	1,701,397
4.000%, due 9/1/45	1,500,000	1,685,488
Riverbank Unified School District, General Obligation Bonds
Series B Insured: AGC
3.200%, due 8/1/48(b)	50,000	21,557
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/29	770,000	885,991
4.000%, due 9/1/45	1,000,000	1,132,778
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B Insured: BAM
5.000%, due 10/1/26	575,000	651,360
Rocklin Unified School District Community Facilities District, Special Tax
Insured: NATL
0.680%, due 9/1/22(b)	430,000	428,304

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Roseville Joint Union High School District, Certificates of Participation
Insured: BAM
2.125%, due 6/1/35	$160,000	$153,845
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/24	250,000	269,418
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
1.410%, due 7/1/24(b)	310,000	299,617
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	225,843
Salinas Union High School District, General Obligation Bonds
Series A Insured: NATL
1.060%, due 10/1/23(b)	225,000	221,072
Salinas Valley Solid Waste Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 8/1/26	520,000	574,090
San Juan Unified School District, General Obligation Bonds
Insured: AGM
0.850%, due 8/1/23(b)	1,000,000	987,273
San Ysidro School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/25	525,000	589,574
Series F Insured: AGM
2.810%, due 8/1/41(b)	2,070,000	1,201,760
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 8/1/31	155,000	168,712
South Tahoe Joint Powers Financing Authority, Tax Allocation
Series A Insured: NATL
5.000%, due 10/1/23	1,000,000	1,060,500
South Whittier School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/40	215,000	240,703
Southwestern Community College District, General Obligation Bonds
Insured: NATL
1.180%, due 8/1/24(b)	560,000	543,707
Tulare Local Health Care District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/35	350,000	404,233
4.000%, due 8/1/39	835,000	959,572
West Contra Costa Unified School District, General Obligation Bonds
Series F Insured: AGM
4.000%, due 8/1/49	3,740,000	4,257,200
West Kern Community College District, Certificates of Participation
Insured: AGM
4.000%, due 11/1/44	600,000	664,831
Winters Joint Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/47	380,000	429,693
Woodland Joint Unified School District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/33	300,000	347,827
Yuba City Unified School District, General Obligation Bonds
Insured: NATL
1.370%, due 9/1/23(b)	350,000	342,505
		49,072,102
Colorado — 5.0%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	458,145
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/40	1,840,000	2,107,797
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/35	675,000	795,166
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/31	1,015,000	1,166,256
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/39	500,000	575,944
4.000%, due 12/1/44	3,500,000	3,993,993
Eagle County School District No Re50j, Certificates of Participation
Insured: AGM
4.000%, due 12/1/46	4,630,000	5,181,482
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	576,681
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	502,640
Heritage Ridge Metropolitan District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/42	350,000	382,610
4.000%, due 12/1/51	900,000	976,639
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/47	1,000,000	1,129,498
Leyden Rock Metropolitan District, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	320,000	376,839
4.000%, due 12/1/33	400,000	470,810
4.000%, due 12/1/34	260,000	305,506
4.000%, due 12/1/35	450,000	528,121
4.000%, due 12/1/36	300,000	351,625
North Pine Vistas Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/41	600,000	673,077

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Poudre Tech Metropolitan District, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	$1,310,000	$1,521,038
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/35	450,000	560,098
Series B Insured: BAM
5.250%, due 12/1/33	150,000	184,129
5.250%, due 12/1/35	115,000	140,873
Saddle Rock Metropolitan District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/26	225,000	240,334
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	250,000	284,001
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	151,718
5.000%, due 12/15/32	155,000	174,098
		23,809,118
Connecticut — 2.3%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	26,833
5.000%, due 4/1/23	220,000	221,545
5.000%, due 7/1/24	20,000	21,865
5.000%, due 7/1/27	60,000	67,141
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,023
Series C Insured: AGM
5.000%, due 7/15/32	20,000	22,303
City of New Britain CT, General Obligation Bonds
Series A Insured: AGM
3.000%, due 9/1/44	2,525,000	2,570,990
Series B Insured: AGM
5.250%, due 9/1/29	250,000	303,813
5.250%, due 9/1/30	300,000	363,263
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/39	1,150,000	1,384,137
Series B Insured: BAM
5.000%, due 8/15/27	1,000,000	1,120,862
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/28	205,000	232,270
4.000%, due 3/15/35	925,000	1,049,452
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A Insured: AGM
4.000%, due 5/1/38	1,500,000	1,754,061
Town of Stratford CT, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/33	150,000	167,266
Town of Windham CT, General Obligation Bonds
Series A Insured: BAM
4.000%, due 8/15/32	445,000	526,061
4.000%, due 8/15/35	1,025,000	1,208,198
		11,056,083
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds
Insured: AGM
5.000% , due 10/1/26	280,000	322,643

District of Columbia — 1.5%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds
Series A
5.000%, due 10/1/34	2,000,000	2,442,460
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: AGC
2.640%, due 10/1/36(b)	1,585,000	1,078,230
Series A Insured: AGM
4.000%, due 10/1/52	3,000,000	3,339,013
		6,859,703
Florida — 4.1%
Central Florida Expressway Authority, Revenue Bonds
Insured: AGM
4.000%, due 7/1/34	3,250,000	3,839,624
City of Miami FL Parking System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,123,605
City of Palm Bay FL, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/25	1,035,000	1,164,442
County of Lee FL Transportation Facilities Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/25	500,000	549,312
County of Miami-Dade FL Transit System, Revenue Bonds
Insured: AGM
5.000%, due 7/1/42	630,000	641,918
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	215,000	221,241
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.500%, due 5/1/25	175,000	179,239
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	245,000	252,078
North Springs Improvement District, Special Assessment
Insured: AGM
4.000%, due 5/1/41	1,820,000	2,073,356
North Sumter County Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/49	1,350,000	1,617,709
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	1,250,000	1,443,123

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
St Lucie County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	$615,000	$653,995
Tolomato Community Development District, Special Assessment
Series A Insured: AGM
4.000%, due 5/1/40	5,000,000	5,610,261
		19,369,903
Georgia — 0.2%
Carrollton Payroll Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/15/28	415,000	462,514
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
Series A Insured: NATL
5.250%, due 7/1/24	205,000	225,487
		688,001
Guam — 0.1%
Guam Government Waterworks Authority, Revenue Bonds
5.000% , due 1/1/46	500,000	555,040

Illinois — 13.3%
Chicago Board of Education, General Obligation Bonds
Insured: NATL
1.060%, due 12/1/22(b)	200,000	198,244
1.490%, due 12/1/23(b)	500,000	486,552
1.880%, due 12/1/25(b)	575,000	535,242
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	250,000	285,293
Series A Insured: AGM
5.000%, due 12/1/27	500,000	590,164
5.000%, due 12/1/31	500,000	596,409
Series A Insured: NATL
1.880%, due 12/1/25(b)	1,295,000	1,205,458
2.010%, due 12/1/26(b)	90,000	81,709
Chicago O'Hare International Airport, Revenue Bonds
Series E Insured: AGM
4.000%, due 1/1/39	1,300,000	1,473,554
Series F Insured: BAM
4.250%, due 1/1/47	365,000	405,321
Chicago Park District, General Obligation Bonds
Series D Insured: BAM
4.000%, due 1/1/39	500,000	560,566
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,132,710
Series F-2
5.000%, due 1/1/40	1,065,000	1,275,446
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/32	725,000	865,813
5.000%, due 1/1/33	2,500,000	2,978,971
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/34	450,000	506,545
4.000%, due 1/1/35	715,000	803,632
City of Sterling IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 11/1/36	600,000	692,930
4.000%, due 11/1/37	570,000	658,086
4.000%, due 11/1/38	500,000	576,155
4.000%, due 11/1/40	635,000	729,351
City of Waukegan IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/30/36	1,065,000	1,235,352
4.000%, due 12/30/37	1,080,000	1,252,622
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 12/30/22	125,000	128,482
4.000%, due 12/30/40	485,000	549,609
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/36	400,000	452,102
4.000%, due 2/1/37	535,000	602,759
4.000%, due 2/1/38	525,000	589,215
Cook & Will Counties School District No 194, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/31	325,000	358,840
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/42	520,000	585,935
Cook County School District No 94, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/40	460,000	505,221
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
4.000%, due 6/1/40	1,005,000	1,109,125
County of Sangamon IL, General Obligation Bonds
Insured: BAM
3.000%, due 12/15/39	1,635,000	1,679,386
4.000%, due 12/15/40	400,000	448,105
County of Union IL, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/26	360,000	398,490
Crawford Hospital District, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/34	675,000	769,792
Darien-Woodridge Fire Protection District, General Obligation Bonds
Insured: BAM
3.000%, due 12/30/26	100,000	106,894
Governors State University, Certificates of Participation
Insured: BAM
5.000%, due 7/1/23	385,000	404,052
Illinois Finance Authority, Revenue Bonds
Series B
0.110%, due 8/15/49(a),(c)	1,200,000	1,200,000

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/37	$1,000,000	$1,125,742
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/25	695,000	763,267
4.000%, due 12/1/32	200,000	224,053
4.000%, due 12/1/34	150,000	167,770
4.000%, due 12/1/37	205,000	228,831
5.000%, due 12/1/40	1,000,000	1,189,990
Madison Bond Etc Counties Community Unit School District No 5 Highland, General Obligation Bonds
Insured: BAM
3.000%, due 2/1/22	1,000,000	1,000,000
3.000%, due 2/1/23	1,000,000	1,020,944
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/30	275,000	311,801
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	160,000	184,735
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
3.120%, due 6/15/45(b)	720,000	349,238
3.170%, due 6/15/47(b)	225,000	101,311
Series A Insured: AGM
4.000%, due 6/15/50	1,770,000	1,895,071
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds
Series C Insured: BAM
4.000%, due 10/1/24	335,000	357,464
4.000%, due 10/1/33	1,000,000	1,145,033
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,136,555
4.000%, due 10/1/43	1,300,000	1,463,659
Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,355,496
Regional Transportation Authority, Revenue Bonds
Series A Insured: NATL
5.500%, due 7/1/23	155,000	165,106
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,483,655
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,217,445
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/38	1,000,000	1,139,785
4.000%, due 12/1/40	2,010,000	2,274,926
State of Illinois, General Obligation Bonds
Insured: AGM
4.000%, due 2/1/30	690,000	765,373
Insured: NATL
6.000%, due 11/1/26	500,000	582,119
Series D
5.000%, due 11/1/24	2,800,000	3,072,468
State of Illinois, Revenue Bonds
Insured: NATL
6.000%, due 6/15/23	180,000	192,031
6.000%, due 6/15/24	350,000	388,590
Series A Insured: BAM
4.000%, due 6/15/35	750,000	835,200
Summerfield Lebanon Mascoutah Water Commission St Clair County, Revenue Bonds
Insured: BAM
5.000%, due 4/1/26	205,000	232,705
Town of Cicero IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/27	1,215,000	1,341,529
5.000%, due 1/1/30	475,000	565,394
University of Illinois, Revenue Bonds
Series A Insured: NATL
0.460%, due 4/1/22(b)	200,000	199,848
Village of Park Forest IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/24	320,000	336,763
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/22	125,000	125,000
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds
Insured: BAM
4.000%, due 1/15/25	750,000	807,146
West Chicago Park District, General Obligation Bonds
Series B Insured: BAM
3.000%, due 12/1/26	565,000	600,789
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series B Insured: AGM
4.000%, due 1/1/33	500,000	556,955
4.000%, due 1/1/35	480,000	533,881
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/34	500,000	562,599
4.000%, due 12/1/36	500,000	561,444
4.000%, due 12/1/37	515,000	578,184
		63,154,027
Indiana — 1.1%
Indiana Bond Bank, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/22	545,000	547,014
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series E Insured: AMBAC
1.190%, due 2/1/24(b)	450,000	439,477
1.380%, due 2/1/25(b)	660,000	633,284

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Muncie Sanitary District, Revenue Bonds
Series A Insured: AGM
3.000%, due 1/1/23	$520,000	$530,666
4.000%, due 1/1/24	700,000	736,943
Series C Insured: AGM
3.000%, due 7/1/22	750,000	757,647
Terre Haute Sanitary District, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,012,162
Town of Speedway IN Sewage Works Revenue, Revenue Bonds
Series A Insured: AGM
3.000%, due 9/1/25	525,000	552,095
		5,209,288
Iowa — 0.8%
Camanche Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	620,000	744,338
City of Altoona IA, General Obligation Bonds
Series C Insured: BAM
3.000%, due 6/1/22	320,000	322,710
3.000%, due 6/1/24	345,000	359,660
Collins-Maxwell Community School District Sales Services & Use Tax Revenue, Revenue Bonds
Insured: BAM
4.000%, due 6/1/24	175,000	186,574
4.000%, due 6/1/25	185,000	201,367
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.000%, due 7/1/22	525,000	532,697
4.000%, due 7/1/29	995,000	1,145,636
Red Oak Community School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	145,000	162,541
Sioux Center Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	290,000	314,713
		3,970,236
Kansas — 0.4%
Kansas Development Finance Authority, Revenue Bonds
Series E Insured: BAM
5.000% , due 2/1/24	1,780,000	1,911,688

Kentucky — 0.7%
City of Somerset KY, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/23	310,000	322,749
4.000%, due 6/1/24	650,000	693,765
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	538,599
Kentucky Municipal Power Agency, Revenue Bonds
Insured: NATL
4.000%, due 9/1/39	415,000	444,525
Kentucky State University, Certificates of Participation
Insured: BAM
4.000%, due 11/1/51	450,000	513,777
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	108,376
Murray Electric Plant Board, Revenue Bonds
Insured: AGM
4.000%, due 12/1/23	240,000	252,823
4.000%, due 12/1/24	250,000	268,954
4.000%, due 12/1/26	270,000	300,925
		3,444,493
Louisiana — 3.6%
Calcasieu Parish School District No 23, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/27	600,000	702,537
5.000%, due 9/1/28	910,000	1,086,650
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/36	400,000	453,895
4.000%, due 6/1/37	325,000	368,506
4.000%, due 6/1/38	350,000	396,120
4.000%, due 6/1/39	850,000	960,623
City of Plaquemine LA, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/24	750,000	784,368
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	500,000	608,173
5.000%, due 12/1/32	125,000	152,119
Greater Ouachita Water Co., Revenue Bonds
Insured: BAM
4.000%, due 9/1/36	775,000	886,251
Louisiana Energy & Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/23	445,000	469,173
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
4.000%, due 10/1/38	1,000,000	1,149,279
4.000%, due 10/1/39	600,000	688,540
4.000%, due 10/1/40	1,170,000	1,338,231
4.000%, due 10/1/41	660,000	749,972
4.000%, due 10/1/42	845,000	956,090
4.000%, due 10/1/43	1,060,000	1,193,958
Insured: BAM
4.000%, due 10/1/40	850,000	970,146
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,204,262
Parish of St Mary LA, Revenue Bonds
Insured: AGM
5.000%, due 3/1/27	330,000	383,804
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	610,000	708,446

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
Ward Two Water District of Livingston Parish, Revenue Bonds
Insured: BAM
4.000%, due 4/1/27	$500,000	$551,927
4.000%, due 4/1/28	300,000	335,080
		17,098,150
Maine — 0.0%(d)
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000% , due 12/1/26	150,000	169,652

Maryland — 0.3%
City of Cumberland MD, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	400,000	434,953
5.000%, due 6/1/25	450,000	503,500
Maryland State Transportation Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/1/23	245,000	258,308
		1,196,761
Massachusetts — 0.5%
Bridgewater-Raynham Regional School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/29	1,105,000	1,285,458
Commonwealth of Massachusetts, General Obligation Bonds
Series A Insured: NATL
0.658% (3-Month LIBOR + 0.57%), due 5/1/37(a)	85,000	84,627
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	600,000	671,200
Massachusetts School Building Authority, Revenue Bonds
Series A
5.000%, due 11/15/34	350,000	399,069
		2,440,354
Michigan — 4.1%
Benzie County Central Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/37	330,000	389,121
4.000%, due 5/1/38	300,000	353,029
4.000%, due 5/1/39	300,000	352,472
4.000%, due 5/1/40	300,000	351,829
4.000%, due 5/1/45	1,250,000	1,451,283
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds
Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,019,882
City of Greenville MI, Revenue Bonds
Insured: AGM
4.000%, due 6/1/46	2,575,000	2,917,791
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/29	710,000	818,554
City of Taylor MI, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/24	770,000	815,017
4.000%, due 3/1/27	490,000	549,405
4.000%, due 3/1/29	710,000	816,160
4.000%, due 3/1/35	1,185,000	1,373,211
Eastern Michigan University, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/27	860,000	1,005,706
Fitzgerald Public School District, General Obligation Bonds
Insured: BAM
4.000%, due 5/1/22	150,000	151,312
Grandville Public Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/37	245,000	279,280
4.000%, due 5/1/40	200,000	227,513
Jackson College, General Obligation Bonds
Insured: AGM
3.000%, due 5/1/22	520,000	523,293
Lake Superior State University, Revenue Bonds
Insured: AGM
4.000%, due 11/15/30	810,000	936,687
Leland Public School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/37	590,000	664,560
Michigan Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 11/1/40	1,000,000	1,149,445
Saginaw City School District, General Obligation Bonds
4.000%, due 5/1/44	2,505,000	2,826,681
Warren Consolidated Schools, General Obligation Bonds
Series B Insured: BAM
5.000%, due 5/1/22	280,000	283,169
Wayne County Airport Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/42	110,000	113,746
		19,369,146
Minnesota — 0.1%
Centennial Independent School District No 12, General Obligation Bonds
Series A Insured: SD CRED PROG
0.000% , due 2/1/22(b)	650,000	650,000

Mississippi — 0.5%
Biloxi Public School District, Revenue Bonds
Insured: BAM
5.000%, due 4/1/24	270,000	291,560
City of Jackson MS, General Obligation Bonds
Series A Insured: BAM
4.000%, due 5/1/25	150,000	163,138
Mississippi Development Bank, Revenue Bonds
Insured: BAM
4.000%, due 7/1/45	500,000	566,446

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Mississippi (continued)
5.000%, due 7/1/33	$490,000	$605,701
5.250%, due 10/1/38	460,000	559,043
		2,185,888
Missouri — 1.3%
City of St Louis MO Airport Revenue, Revenue Bonds
Insured: NATL
5.500%, due 7/1/28	1,000,000	1,231,487
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,058,627
Kansas City Industrial Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 3/1/50	1,480,000	1,620,477
Series B
5.000%, due 3/1/46	2,000,000	2,317,124
		6,227,715
Montana — 0.1%
City of Bozeman MT, Tax Allocation
Insured: AGM
2.000%, due 7/1/22	50,000	50,270
3.000%, due 7/1/24	100,000	103,551
4.000%, due 7/1/26	75,000	82,309
4.000%, due 7/1/27	100,000	111,387
		347,517
Nevada — 0.4%
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	854,449
5.000%, due 6/1/32	265,000	305,784
Clark County School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 6/15/40	400,000	457,090
Series B Insured: BAM
5.000%, due 6/15/28	250,000	302,553
		1,919,876
New Jersey — 6.1%
Atlantic City Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 4/1/26	400,000	440,566
4.000%, due 4/1/28	425,000	480,493
4.000%, due 4/1/30	335,000	379,299
4.000%, due 4/1/33	325,000	362,371
4.000%, due 4/1/35	330,000	367,240
Borough of Paulsboro NJ, General Obligation Bonds
Insured: BAM
1.000%, due 8/15/24	160,000	158,452
1.000%, due 8/15/25	165,000	161,637
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.000%, due 11/1/27	500,000	541,056
City of Bayonne NJ, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/24	100,000	106,870
City of East Orange NJ, General Obligation Bonds
Insured: AGM
4.000%, due 9/15/23	665,000	697,208
4.000%, due 9/15/24	125,000	134,097
City of Newark NJ, General Obligation Bonds
Series A Insured: AGM
5.000%, due 10/1/27	500,000	585,830
5.000%, due 10/1/28	750,000	893,302
Series C Insured: AGM
5.000%, due 10/1/28	145,000	172,705
5.000%, due 10/1/29	190,000	229,772
City of Orange Township NJ, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/27	1,295,000	1,445,584
City of Perth Amboy NJ, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/25	765,000	859,036
City of Trenton NJ, General Obligation Bonds
Insured: AGM
3.000%, due 3/15/23	250,000	255,873
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	1,425,000	1,365,408
2.250%, due 8/1/25	715,000	731,852
Clifton Board Of Education, General Obligation Bonds
Insured: AGM
2.125%, due 8/15/44	2,765,000	2,297,343
Essex County Improvement Authority, Revenue Bonds
Insured: AMBAC
5.250%, due 12/15/22	500,000	520,337
Garden State Preservation Trust, Revenue Bonds
Series B Insured: AGM
1.800%, due 11/1/25(b)	110,000	102,854
Gloucester County Improvement Authority (The), Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/28	265,000	296,819
Long Branch Board of Education, General Obligation Bonds
Insured: AGM
5.000%, due 7/15/29	265,000	318,024
Middlesex County Improvement Authority, Revenue Bonds
Insured: AMBAC
1.690%, due 9/1/25(b)	135,000	127,090
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.000%, due 7/1/22	2,725,000	2,763,003
Series A Insured: BAM
4.000%, due 7/1/34	150,000	164,047
5.000%, due 7/1/23	1,500,000	1,582,698
New Jersey Educational Facilities Authority, Revenue Bonds
Series F Insured: BAM
5.000%, due 7/1/25	300,000	337,520
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
1.360%, due 12/15/24(b)	865,000	832,030
Insured: BHAC-CR MBIA
1.820%, due 12/15/27(b)	500,000	449,605
Series A Insured: BAM
4.000%, due 12/15/37	275,000	305,874

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
Series AA Insured: BAM
5.000%, due 6/15/44	$500,000	$541,185
Series B Insured: AMBAC
5.250%, due 12/15/23	340,000	365,323
Series C Insured: AMBAC
1.640%, due 12/15/24(b)	750,000	715,683
1.820%, due 12/15/25(b)	875,000	815,651
1.950%, due 12/15/26(b)	1,330,000	1,209,853
Newark Board of Education, General Obligation Bonds
Insured: BAM
4.000%, due 7/15/34	825,000	961,961
Oceanport School District, General Obligation Bonds
Insured: BAM
2.500%, due 7/15/24	495,000	509,402
Passaic Valley Sewerage Commission, Revenue Bonds
Series H Insured: AGM
5.000%, due 12/1/24	450,000	496,458
Series I Insured: AGM
5.000%, due 12/1/25	100,000	113,462
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/48	560,000	622,857
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/1/40	880,000	1,000,966
5.000%, due 11/1/30	700,000	859,398
Washington Borough Board of Education/Warren County, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/25	125,000	136,756
4.000%, due 7/15/27	135,000	153,456
		28,968,306
New York — 12.9%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/34	515,000	593,203
4.000%, due 10/1/35	575,000	661,971
4.000%, due 10/1/36	850,000	976,568
4.000%, due 10/1/42	1,000,000	1,132,064
Broome County Local Development Corp., Revenue Bonds
Insured: AGM
3.000%, due 4/1/45	1,265,000	1,271,652
Buffalo Municipal Water Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/41	1,000,000	1,132,852
Series B Insured: AGM
4.000%, due 7/1/42	1,015,000	1,147,778
City of New York NY, General Obligation Bonds
Series B-1 Insured: BAM
5.000%, due 10/1/42	1,425,000	1,731,139
5.000%, due 10/1/43	1,030,000	1,248,761
City of Schenectady NY, General Obligation Bonds
Insured: AGM
3.000%, due 5/1/23	250,000	256,790
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,040,830
City of Yonkers NY, General Obligation Bonds
Series A
4.000%, due 2/15/23	265,000	273,564
4.000%, due 2/15/24	250,000	263,761
Series A Insured: AGM
5.000%, due 2/15/26	825,000	940,807
Series A Insured: BAM
5.000%, due 5/1/28	1,215,000	1,453,816
Series B
4.000%, due 2/15/23	280,000	289,078
4.000%, due 2/15/24	290,000	306,023
Series B Insured: AGM
5.000%, due 2/15/26	640,000	729,838
County of Chautauqua NY, General Obligation Bonds
Series A Insured: BAM
2.000%, due 12/15/22	130,000	131,492
County of Monroe NY, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/22	1,070,000	1,086,299
Insured: BAM
5.000%, due 6/1/25	280,000	315,045
County of Suffolk NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 10/15/28	500,000	598,254
Series C Insured: BAM
4.000%, due 2/1/28	480,000	546,497
5.000%, due 2/1/23	410,000	427,213
5.000%, due 5/1/27	145,000	157,087
Hudson Yards Infrastructure Corp, Revenue Bonds
Series A Insured: AGM
4.000%, due 2/15/47	5,000,000	5,457,228
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
4.000%, due 11/15/52	595,000	634,244
5.000%, due 11/15/29	500,000	560,041
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,122,711
Series B Insured: AMBAC
5.250%, due 11/15/24	1,145,000	1,270,293
Series C Insured: AGM
4.000%, due 11/15/46	745,000	821,378
Series C Insured: BAM
5.000%, due 11/15/44	650,000	773,416
Series E
4.000%, due 11/15/45	450,000	484,630
Mount Vernon City School District, General Obligation Bonds
Series A Insured: BAM
3.000%, due 3/15/24	275,000	285,488
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
7.669%, due 3/1/24(a),(c)	1,500,000	1,564,999
Series A Insured: AGM
5.000%, due 1/1/30	1,750,000	2,140,651
5.000%, due 1/1/31	1,250,000	1,552,086

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
New York City Water & Sewer System, Revenue Bonds
Series AA4
0.110%, due 6/15/49(a),(c)	$3,700,000	$3,700,000
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
2.710%, due 11/15/33(b)	1,500,000	1,092,682
2.970%, due 11/15/38(b)	375,000	228,778
New York Liberty Development Corp., Revenue Bonds
Series 1
3.000%, due 2/15/42	3,000,000	3,045,880
4.000%, due 2/15/43	1,500,000	1,660,914
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	500,000	566,605
Series B Insured: BAM
4.000%, due 8/15/33	115,000	126,765
4.000%, due 8/15/34	120,000	131,929
4.000%, due 8/15/35	160,000	175,522
4.000%, due 8/15/36	200,000	218,837
4.000%, due 8/15/37	450,000	491,319
New York State Thruway Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 1/1/45	1,115,000	1,229,612
Niagara Falls City School District, Certificates of Participation
Insured: AGM
4.000%, due 6/15/26	200,000	212,116
5.000%, due 6/15/25	670,000	726,968
Niagara Falls City School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/15/28	590,000	710,844
North Syracuse Central School District, General Obligation Bonds
Insured: NATL
5.000%, due 6/15/22	90,000	91,519
Oneida County Local Development Corp., Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/44	405,000	414,957
4.000%, due 12/1/38	1,570,000	1,775,436
4.000%, due 12/1/39	1,370,000	1,547,351
4.000%, due 12/1/40	1,425,000	1,606,404
4.000%, due 12/1/41	1,480,000	1,665,731
Pulaski Central School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/15/23	250,000	263,751
Town of Oyster Bay NY, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/28	835,000	948,180
Insured: BAM
4.000%, due 2/15/26	65,000	71,502
4.000%, due 11/1/26	800,000	891,520
4.000%, due 2/15/27	55,000	61,538
Series B Insured: AGM
3.000%, due 2/1/24	1,790,000	1,855,622
		60,891,829
North Carolina — 0.6%
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/32	525,000	637,864
Western Carolina University, Revenue Bonds
Insured: AGM
5.000%, due 6/1/26	945,000	1,085,638
5.000%, due 6/1/27	500,000	572,514
5.000%, due 6/1/28	550,000	627,423
		2,923,439
North Dakota — 1.1%
City of Grand Forks ND, Revenue Bonds
Insured: AGM
3.000%, due 12/1/39	4,500,000	4,520,578
State Board of Higher Education of the State of North Dakota, Revenue Bonds
Series A Insured: AGM
4.000%, due 4/1/44	670,000	751,875
		5,272,453
Ohio — 0.8%
Bethel Local School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/25	265,000	290,614
City of Lorain OH, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/24	250,000	268,810
4.000%, due 12/1/25	260,000	285,028
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/15/37	375,000	427,079
Conotton Valley Union Local School District, Certificates of Participation
Insured: AGM
4.000%, due 12/1/33	315,000	340,421
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	582,614
Crestview Local School District/Columbiana County, Certificates of Participation
Insured: AGM
4.000%, due 12/1/48	410,000	456,271
4.000%, due 12/1/51	520,000	577,364
Euclid City School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/39	400,000	441,403
		3,669,604
Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds
Series A Insured: BAM
5.000% , due 6/1/23	500,000	526,612

Oregon — 0.9%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 12/15/37	400,000	473,787

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Oregon (continued)
Jackson County School District No 6 Central Point, General Obligation Bonds
Series B Insured: SCH BD GTY
2.600%, due 6/15/49(b)	$500,000	$204,133
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 8/15/45	3,170,000	3,570,621
		4,248,541
Pennsylvania — 5.6%
Aliquippa Municipal Water Authority Water & Sewer Revenue, Revenue Bonds
Insured: BAM
4.000%, due 11/15/51	1,900,000	2,140,088
Allegheny Valley Joint Sewage Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/37	350,000	398,998
4.000%, due 8/1/47	1,075,000	1,204,022
Allentown City School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/22	200,000	200,257
Ambridge Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 11/1/22	660,000	676,387
Bellwood-Antis School District, General Obligation Bonds
Series A Insured: BAM
3.000%, due 6/1/25	480,000	507,350
Series AA Insured: BAM
3.000%, due 6/1/25	300,000	317,094
3.000%, due 6/1/26	305,000	326,201
Bristol Borough School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 3/1/25	250,000	267,631
Butler Area Sewer Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/26	390,000	449,010
Catasauqua Area School District, General Obligation Bonds
Insured: BAM
4.000%, due 2/15/27	70,000	77,568
4.000%, due 2/15/28	430,000	482,717
4.000%, due 2/15/29	695,000	798,909
City of Oil City PA, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/39	320,000	362,305
4.000%, due 12/1/40	275,000	310,866
4.000%, due 12/1/41	265,000	299,165
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,500,000	1,693,604
4.000%, due 7/1/40	1,155,000	1,296,521
4.000%, due 7/1/41	1,250,000	1,398,771
Coatesville Area School District Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/22	400,000	413,995
Coatesville School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/23	150,000	158,877
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	277,805
Delaware County Regional Water Quality Control Authority, Revenue Bonds
Insured: NATL
5.250%, due 5/1/22	205,000	207,467
Ephrata Borough Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 11/1/43	1,150,000	1,168,029
Erie Sewer Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 12/1/35	460,000	559,755
Greater Johnstown School District, General Obligation Bonds
Series C Insured: NATL
2.120%, due 8/1/28(b)	200,000	174,332
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/23	245,000	257,632
Lancaster Higher Education Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/31	500,000	562,000
5.000%, due 10/1/23	300,000	319,949
Lancaster School District, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	35,000	39,929
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
0.744% (3-Month LIBOR + 0.60%), due 7/1/27(a)	160,000	157,800
Pennsylvania Turnpike Commission, Revenue Bonds
Series C Insured: AGM
6.250%, due 6/1/33	750,000	901,534
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 9/1/35	700,000	805,532
4.000%, due 9/1/50	785,000	892,609
Reading School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/44	500,000	569,194
Ridley School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 11/15/34	1,000,000	1,147,704
School District of Philadelphia (The), General Obligation Bonds
Insured: BAM
5.000%, due 9/1/27	735,000	853,715
Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	278,122
Series F Insured: BAM
5.000%, due 9/1/27	5,000	5,820

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Somerset Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/23	$425,000	$439,272
South Wayne County Water and Sewer Authority, Revenue Bonds
Insured: BAM
4.000%, due 2/15/29	40,000	45,725
State Public School Building Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/15/40	585,000	651,400
Series A Insured: BAM
5.000%, due 6/15/22	285,000	289,800
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/31	415,000	447,684
4.000%, due 9/1/32	435,000	468,997
Westmoreland County Municipal Authority, Revenue Bonds
Series A Insured: FGIC
1.170%, due 8/15/23(b)	815,000	800,436
Williamsport Sanitary Authority, Revenue Bonds
Insured: BAM
5.000%, due 1/1/30	500,000	612,200
		26,714,778
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	250,000	251,746
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	100,683
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,574
Series UU Insured: AGM
0.664% (3-Month LIBOR + 0.52%), due 7/1/29(a)	510,000	514,409
		892,412
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,213,299
Series B Insured: AGM
5.000%, due 6/15/26	275,000	314,987
5.000%, due 6/15/36	660,000	789,041
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM
4.000%, due 5/15/36	390,000	446,657
		2,763,984
South Carolina — 0.1%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds
Insured: AGM
2.000% , due 3/1/23	600,000	608,493

South Dakota — 0.4%
County of Lawrence SD, Certificates of Participation
Insured: AGM
4.000%, due 12/1/39	600,000	681,809
4.000%, due 12/1/40	650,000	737,337
Tri-Valley School District No 49-6, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/40	370,000	432,787
		1,851,933
Texas — 6.6%
Brazoria County Municipal Utility District No 28, General Obligation Bonds
Series A Insured: BAM
2.000%, due 9/1/25	400,000	406,755
2.000%, due 9/1/26	405,000	411,740
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AGM
0.570%, due 8/15/22(b)	665,000	662,957
Series A Insured: AMBAC
1.990%, due 8/15/29(b)	1,000,000	861,559
Series A Insured: BHAC-CR AMBAC
1.550%, due 8/15/27(b)	205,000	188,143
City of Arlington TX Special Tax Revenue, Special Tax
Insured: AGM
5.000%, due 2/15/32	725,000	801,445
Series A Insured: AGM
4.000%, due 2/15/44	2,000,000	2,209,587
5.000%, due 2/15/38	700,000	827,323
City of Elgin TX, General Obligation Bonds
Series A Insured: BAM
4.000%, due 7/15/40	2,970,000	3,383,478
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series A Insured: AGM
1.340%, due 12/1/25(b)	460,000	437,071
City of Mission TX, General Obligation Bonds
Insured: BAM
5.000%, due 2/15/22	1,395,000	1,397,300
City of Rio Grande City TX, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/26	630,000	692,760
Clear Lake City Water Authority, General Obligation Bonds
Insured: NATL
3.000%, due 3/1/25	170,000	178,740
County of Galveston TX, General Obligation Bonds
Insured: NATL
1.030%, due 2/1/24(b)	1,500,000	1,469,586
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: AGM
3.000%, due 12/1/25	420,000	443,695
Fort Bend County Municipal Utility District No 58, General Obligation Bonds
Insured: BAM
3.000%, due 4/1/34	445,000	467,518
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	400,000	428,247

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/49	$140,000	$155,458
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/34	325,000	359,860
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/25	220,000	240,329
La Joya Independent School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/38	500,000	536,799
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: AGM
3.000%, due 9/1/22	180,000	182,455
Love Field Airport Modernization Corp, Revenue Bonds
Insured: AGM
4.000%, due 11/1/40	3,385,000	3,812,680
Matagorda County Navigation District No 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	805,000	959,787
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	587,315
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	171,893
Northlake Municipal Management District No 1, General Obligation Bonds
Insured: BAM
4.500%, due 3/1/24	185,000	196,490
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/32	450,000	499,307
5.000%, due 9/1/28	210,000	244,819
5.000%, due 9/1/29	225,000	265,833
Timber Lane Utility District, General Obligation Bonds
Insured: AGM
3.500%, due 8/1/23	500,000	519,463
3.500%, due 8/1/24	500,000	527,754
3.500%, due 8/1/25	500,000	535,804
3.500%, due 8/1/26	500,000	541,857
Travis County Water Control & Improvement District, General Obligation Bonds
Insured: BAM
4.000%, due 8/15/26	505,000	556,238
Upper Trinity Regional Water District, Revenue Bonds
Insured: BAM
3.000%, due 8/1/46	1,500,000	1,553,738
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/26	390,000	431,982
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.500%, due 12/15/46	3,000,000	3,263,950
		31,411,715
Utah — 0.9%
Utah Transit Authority, Revenue Bonds
Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	280,417
Series C Insured: AGM
5.250%, due 6/15/32	1,000,000	1,292,442
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/34	115,000	132,300
4.000%, due 5/1/39	350,000	400,686
4.000%, due 5/1/41	350,000	399,348
5.000%, due 5/1/25	700,000	781,148
5.000%, due 5/1/27	315,000	368,727
Weber Basin Water Conservancy District, Revenue Bonds
Series A
4.000%, due 4/1/46	600,000	678,049
		4,333,117
Virginia — 0.4%
Lynchburg Economic Development Authority, Revenue Bonds
4.000%, due 1/1/39	660,000	754,807
5.000%, due 1/1/36	875,000	1,107,939
		1,862,746
Washington — 0.5%
Bellevue Convention Center Authority, Revenue Bonds
Insured: NATL
0.000%, due 2/1/22(b)	530,000	530,000
Chelan County Public Utility District No 1, Revenue Bonds
Insured: NATL
1.210%, due 6/1/24(b)	100,000	97,235
Series A Insured: NATL
0.870%, due 6/1/23(b)	100,000	98,847
Klickitat County Public Utility District No 1, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/37	750,000	863,490
State of Washington, General Obligation Bonds
Series 03-C Insured: NATL
1.500%, due 6/1/26(b)	250,000	234,312
Series C Insured: AMBAC
0.880%, due 6/1/23(b)	200,000	197,668
1.220%, due 6/1/24(b)	265,000	257,613
1.500%, due 6/1/26(b)	200,000	187,450
Series E Insured: XLCA
1.080%, due 12/1/23(b)	100,000	98,039
		2,564,654
West Virginia — 1.5%
City of Fairmont WV Water Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	150,000	172,709
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/46	1,000,000	1,140,302
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
3.000%, due 12/1/23	290,000	300,250
4.000%, due 12/1/24	300,000	323,355

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

West Virginia (continued)
4.000%, due 12/1/25	$325,000	$357,691
West Virginia Hospital Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/51	4,200,000	4,620,063
West Virginia Water Development Authority, Revenue Bonds
Series A
5.000%, due 7/1/24	300,000	327,896
		7,242,266
Wisconsin — 2.1%
City of Milwaukee WI, General Obligation Bonds
Series B4 Insured: BAM
3.000%, due 4/1/35	5,050,000	5,382,209
City of Racine WI Waterworks System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 9/1/30	500,000	592,750
Insured: BAM
4.000%, due 9/1/26	300,000	334,891
5.000%, due 9/1/28	250,000	303,014
Fond Du Lac School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/35	400,000	454,039
Omro School District, General Obligation Bonds
Insured: BAM
3.000%, due 3/1/28	230,000	248,613
Public Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/40	300,000	330,078
4.000%, due 7/1/45	800,000	873,828
Village of Mount Pleasant WI, Tax Allocation
Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,313,708
		9,833,130
Wyoming — 1.0%
University of Wyoming, Revenue Bonds
Series C Insured: AGM
4.000%, due 6/1/43	1,700,000	1,944,920
4.000%, due 6/1/45	2,410,000	2,746,398
4.000%, due 6/1/46	130,000	147,772
		4,839,090
Total Municipal Bonds
(Cost $465,174,303)		456,642,543

	Shares	Value
Short-Term Investment — 5.4%

Money Market Fund — 5.4%
Dreyfus Tax Exempt Cash Management - Institutional, 0.01%(e)
(Cost $25,420,597)	25,423,139	25,420,597

Total Investments — 101.7%
(Cost $490,594,900)		482,063,140
Other Assets and Liabilities, Net — (1.7)%		(8,094,386)
Net Assets — 100.0%		$473,968,754

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2022.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at January 31, 2022.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
LIBOR	- London InterBank Offered Rate
NATL	- National Public Finance Guarantee Corp.
SCH BD GTY	- School Bond Guaranty Program
SD CRED PROG	- School District Credit Enhancement Program
XLCA	- XL Capital Assurance

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$–	$456,642,543	$–	$456,642,543
Short-Term Investment:
Money Market Fund	25,420,597	–	–	25,420,597
Total Investments in Securities	$25,420,597	$456,642,543	$–	$482,063,140

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.